Statements of Cash Flow Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries		0
Net (accretion of discounts) amortization of premiums and deferred fees	(113,046)	(254,879)	71,534
Losses (earnings) from investments under equity method	(33,769)	(9,863)	(17,695)
Stock or Unit Option Plan Expense	0	0	202
Deferred income taxes	5,862	(12,127)	(86,682)
Loss Gain [Abstract]
Gains Losses On Penalties Paid On Cancellation Of Debt	693	1,171	(78,300)
Sale and valuation adjustments of investment securities	(10,844)	(3,992)	(219,546)
Sale of equity method investment	(16,907)	0	0
Sale of processing and technology business, net of transaction costs	0	(616,186)	0
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(12,471)	(29,562)	(47,695)
Other liabilities	(88,327)	(13,484)	16,837
Total adjustments	525,348	25,758	1,202,822
Net cash (used in) provided by operating activities	676,673	163,159	628,903
Cash flows from investing activities:
Change In Money Market Investments	(396,879)	119,741	(208,143)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(764,042)	(4,193,290)
Held-to-maturity	(74,538)	(97,188)	(59,562)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,631,607
Held-to-maturity	67,236	188,129	141,566
Proceeds from sale of investment securities available for sale	262,443	397,086	3,825,313
Capital Contribution Subsidiaries		0
Net proceeds from sale of equity method investments	31,503	0	0
Net proceeds from sale of processing and technology business	0	642,322	0
Acquisition of premises and equipment	(50,043)	(66,855)	(69,640)
Proceeds From Sale [Abstract]
Premises and equipment	14,939	14,460	40,243
Foreclosed assets	198,490	141,236	149,947
Net cash (used in) provided by investing activities	899,193	4,077,134	2,654,401
Net Increase Decrease In [Abstract]
Federal funds purchased and assets sold under agreements to repurchase	(271,453)	(220,240)	(918,818)
Other short-term borrowings	(68,022)	356,896	2,392
Payments of notes payable	(2,769,477)	(4,260,578)	(813,077)
Proceeds from issuance of notes payable	432,568	111,101	60,675
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,101,773	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities	0	0	(25,080)
Treasury stock acquired	(483)	(559)	(17)
Return of capital		0	0
Net cash (used in) provided by financing activities	(1,492,957)	(4,465,250)	(3,390,961)
Net (decrease) increase in cash and due from banks	82,909	(224,957)	(107,657)
Cash and due from banks at beginning of period	452,373	677,330	784,987
Cash and due from banks at end of period	535,282	452,373	677,330
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net income (loss)	151,325	137,401	(573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	462,118	729,953
Net (accretion of discounts) amortization of premiums and deferred fees	25,042	21,282	7,100
Losses (earnings) from investments under equity method	(14,186)	(3,402)	(692)
Stock or Unit Option Plan Expense			91
Deferred income taxes	13,965	8,831	(1,850)
Loss Gain [Abstract]
Gains Losses On Penalties Paid On Cancellation Of Debt	0	0	(26,439)
Sale and valuation adjustments of investment securities	0	0	(3,008)
Sale of equity method investment	(5,493)
Sale of processing and technology business, net of transaction costs		(616,186)	0
Increase (Decrease) in Operating Assets [Abstract]
Other assets	7,563	7,263	22,774
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(3,467)	(528)	6,455
Other liabilities	(84,434)	42,578	(1,797)
Total adjustments	(250,512)	(78,044)	732,587
Net cash (used in) provided by operating activities	(99,187)	59,357	158,668
Cash flows from investing activities:
Change In Money Market Investments	(42,237)	49	89,643
Purchases of investment securities:
Available-for-sale	0	(35,000)	(249,603)
Held-to-maturity	(37,093)	(52,796)	(51,539)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	14,226
Held-to-maturity	62,980	297,747	27,318
Proceeds from sale of investment securities available for sale	0	0	426,666
Capital Contribution Subsidiaries	0	(1,345,000)	(940,000)
Transfer os shares of a subsidiary	0	0	(42,971)
Net Change In Advances To Subsidiaries And Affiliates	226,546	(366,394)	714,000
Net (disbursements) repayments on loans	(131)	(56)	3,578
Net proceeds from sale of equity method investments	(10,690)
Net proceeds from sale of processing and technology business		617,976	0
Acquisition of premises and equipment	(594)	(890)	(310)
Proceeds From Sale [Abstract]
Premises and equipment	135	183	14,943
Foreclosed assets	0	74	47
Net cash (used in) provided by investing activities	198,916	(884,107)	5,998
Net Increase Decrease In [Abstract]
Federal funds purchased and assets sold under agreements to repurchase	0	0	(44,471)
Other short-term borrowings	0	(24,225)	(18,544)
Payments of notes payable	(100,000)	(250,000)	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,100,155	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			(29,024)
Treasury stock acquired	(483)	(559)	(17)
Return of capital	1,514	0	0
Net cash (used in) provided by financing activities	(95,002)	825,214	(163,494)
Net (decrease) increase in cash and due from banks	4,727	464	1,172
Cash and due from banks at beginning of period	1,638	1,174	2
Cash and due from banks at end of period	$ 6,365	$ 1,638	$ 1,174